COST OF REVENUE (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 4,338	$ 33,834	$ 15,078	$ 9,735
Security Related Service And Asset Management Income 1 [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue		1,947	2,585	2,476
Trading Timepieces Third Parties [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue		$ 31,887	$ 12,493	$ 7,259